INTANGIBLES (Details) - Schedule of Beyond Fintech, Inc (“Fintech”) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Beyond Fintech Inc Fintech Abstract
Purchased Technology	$ 1,210,640	$ 625,000